Development-Stage Risks and Liquidity	9 Months Ended
Sep. 30, 2011
Development-Stage Risks and Liquidity
Development-Stage Risks and Liquidity

(2) Development-Stage Risks and Liquidity

The Company has incurred losses and negative cash flows from operations since inception and has accumulated a deficit during its development-stage of $97,426 as of September 30, 2011. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of its products currently in development.

Management estimates that cash and cash equivalents of $29,991 as of September 30, 2011 will be sufficient to sustain operations into the second half of 2012. Additional financing will be needed by the Company to fund its operations and the commercialization of its products beyond that point.  There is no assurance that such financing will be available when needed or on acceptable terms.

The Company is subject to those risks associated with any emerging biopharmaceutical company that has substantial expenditures for research and development. There can be no assurance that the Company’s research and development projects will be successful, that products developed will obtain necessary regulatory approval, or that any approved product will be commercially successful. In addition, the Company operates in an environment of rapid technological change, and is largely dependent on the services of its employees and consultants.